CONCENTRATIONS OF RISKS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) item customer	Dec. 31, 2024 USD ($) item customer	Dec. 31, 2023 customer
CONCENTRATIONS OF RISKS
Grant trade debtors a credit period (in days)	180 days	30 days
Accounts payable | $	$ 1,805,042	$ 1,252,667
Minimum
CONCENTRATIONS OF RISKS
Grant trade debtors a credit period (in days)	30 days	30 days	30 days
Maximum
CONCENTRATIONS OF RISKS
Grant trade debtors a credit period (in days)	180 days	180 days	90 days
Vendor concentration risk
CONCENTRATIONS OF RISKS
Accounts payable | $	$ 1,000,000	$ 400,000
Revenue | Customer concentration risk
CONCENTRATIONS OF RISKS
Number of customers accounted to company revenue | customer	2	4	2
Revenue | Customer one | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	23.30%	25.60%	14.30%
Revenue | Customer two | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	12.00%	14.40%	10.40%
Revenue | Customer three | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk		11.60%
Revenue | Customer four | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk		10.20%
Accounts receivable | Customer concentration risk
CONCENTRATIONS OF RISKS
Number of customers accounted to company revenue | customer		2	1
Accounts receivable | Customer one | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	26.00%	28.50%
Accounts receivable | Customer two | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk		13.00%	11.80%
Accounts receivable | Customer three | Customer concentration risk
CONCENTRATIONS OF RISKS
Concentration risk		10.90%
Purchase of inventory | Vendor concentration risk
CONCENTRATIONS OF RISKS
Number of vendors accounted for company purchase of inventories | item	2	3
Purchase of inventory | Vendor one | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	40.00%	34.70%
Purchase of inventory | Vendor two | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	25.70%	30.30%
Purchase of inventory | Vendor three | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk		10.10%
Accounts payable | Vendor concentration risk
CONCENTRATIONS OF RISKS
Number of vendors accounted for company purchase of inventories | item	1	2
Accounts payable | Vendor one | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk	54.10%	29.10%
Accounts payable | Vendor two | Vendor concentration risk
CONCENTRATIONS OF RISKS
Concentration risk		15.30%